Assets sold under agreements to repurchase - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 1,603,693,000	$ 1,737,868,000
Trading Securities Pledged as Collateral	271,624,000	402,591,000
Pledged Assets Separately Reported Other Assets Pledged As Collateral At Fair Value	133,000,000	68,000,000
Federal Funds Sold And Securities Purchased Under Agreements To Resell Pledged As Collateral	227,000,000	274,000,000
Investment Securities Available For Sale [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 1,600,000,000	$ 1,800,000,000